Disclosure of detailed information about mining interests (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Mining interests	$ 374,146	$ 390,409
Producing properties [Member]
Statement [Line Items]
Mining interests	287,218	319,213
Exploration properties [Member]
Statement [Line Items]
Mining interests	$ 86,928	$ 71,196